Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended	59 Months Ended
	Mar. 31, 2012	Mar. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income(loss)	$ (8,166)	$ (18,612)
Adjustment to reconcile net loss to net cash used in operating activities:
Issuance of common stock for services and expenses		500
Depreciation	58	77
Changes in operating assets and liabilities:
Accounts payable	(400)	2,400
Net cash used in operating activities	(8,508)	(15,635)
CASH FLOWS FROM FINANCING ACTIVITIES:
Advances (to) from an officer		950
Issuance of common stock		16,985
Net cash provided by financing activities		17,935
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of computer equipment		(1,167)
Net cash used in investing activities		(1,167)
INCREASE (DECREASE) IN CASH	(8,508)	1,133
CASH, Beginning	9,641
CASH, End of year	1,133	1,133
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS INFORMATION:
Interest paid
Income taxes paid